Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8)	Property, Plant and Equipment

	As of December, 31
	2014	2013
	A$	A$
Plant and equipment	23,500,587	19,516,798
Leasehold improvements	8,860,746	8,790,395
Capital work in process	1,943,032	5,509,498

	34,304,365	33,816,691
Accumulated depreciation	(19,967,699)	(17,906,571)

Property, plant & equipment, net	14,336,666	15,910,120

Capital work in process relates to assets under construction and comprises primarily specialized manufacturing equipment. Legal right to the assets under construction rests with the Company. The amounts capitalized for capital work in process represent the percentage of expenditure that has been completed, and once the assets are placed into service, the Company begins depreciating the respective assets. The accumulated amortisation of capitalised leasehold improvements for the fiscal years ended December 31, 2014, 2013 and 2012 was A$7,096,926, A$6,633,104, and A$6,001,351, respectively.

Depreciation expense was A$2,512,946, A$2,497,345, and A$2,637,141 for the fiscal years ended December 31, 2014, 2013 and 2012, respectively.